Provision for legal claims	12 Months Ended
Jun. 30, 2022
Disclosure Of Provisions For Legal Claims Explanatory Abstract
Provision for legal claims

28. Provision for legal claims

The Company is involved in civil, labor, environmental and tax lawsuits and administrative proceedings. The provision for probable losses arising from these lawsuits is determined and updated by management, supported by the opinion of the Company’s external legal advisors.

Provisions for lawsuits by type are:

Labor

The Company is defendant to labor lawsuits that involve employment relationships and the calculation of labor and severance pay.

Tax

The Company is a party to administrative proceedings on the collection of supplementary Rural Land Tax (ITR) referring to the Clear Land Value declared and not demonstrated.

Environmental

The Company is a party to administrative proceedings on notices of violation issued by the Institute of the Environment and Water Resources (INEMA) related to the fire that occurred on the Bananal Farm and on the provision of information on the Rural and Environmental Registration.

Civil

The Company is a party to a lawsuit on the protest of a promissory note pledged as guarantee.

Probable likelihood of loss

	Labor	Civil	Tax	Environ.	Total
At June 30, 2020	1,018	67	-	400	1,485
Additions	1,010	-	-	260	1,270
Monetary restatement	150	2	-	34	186
Additions/Reversals	279	(69)	-	(262)	(52)
Payments	(1,444)	-	-	-	(1,444)
At June 30, 2021	1,013	-	-	432	1,445
Additions	407	-	533	20	960
Monetary restatement	75	-	16	22	113
Reversal	(829)	-	(205)	(20)	(1,054)
Payments	(347)	-	-	-	(347)
At June 30, 2022	319	-	344	454	1,117

Possible likelihood of loss

The Company is party to legal suits of civil, labor, environmental and tax natures, and administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and its external legal advisors. The contingencies are as follows:

	2022	2021
Civil	7,789	10,570
Tax	14,997	3,532
Labor	7	825
	22,793	14,927

Judicial deposits

	2022	2021
Labor	320	339
Tax	1,250	1,195
Environmental	485	434
Civil	160	152
	2,215	2,120